Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation	Share-based compensation
2011 Equity Incentive Plan

In March 2011, the Company adopted its Equity Incentive Plan, or 2011 Plan, to attract and retain the most highly qualified and capable professionals and to promote the success of its business. This Plan is being used to reward certain employees for the success of the Company’s business through an annual award program. The 2011 Plan permits grants of awards relating to class A shares, including awards in the form of shares (also referred to as stock), options, restricted shares, restricted share units, share appreciation rights, performance awards and other share-based awards as will be determined by the Company’s Board of Directors. The maximum number of shares that may be issued under the 2011 Plan is 2.5% of the Company’s total outstanding class A and class B shares immediately following its initial public offering 2011.

The Company made recurring grants of stock options in each of the fiscal years from 2011 to 2014. These grants vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. Each stock option granted represents the right to acquire a Class A share at its grant-date fair market value. The exercise right for the stock options is cumulative and, once such right becomes exercisable, it may be exercised in whole or in part during quarterly window periods until the date of termination, which occurs at the seventh anniversary of the grant date. As of December 31, 2021, all stock options previously granted were expired. The Company utilizes a Black-Scholes option-pricing model to estimate the value of stock options at the grant date.

The Company made recurring grants of restricted share units in each of the fiscal years from 2011 to 2019. Each restricted share unit represents the right to receive a Class A share when vested. From 2011 to 2018, these recurring annual awards vest as follows: 40% on the second anniversary of the date of grant and 20% on each of the following three anniversaries. The 2019 award vested on May 10, 2020. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested. The value of restricted shares units is based on the quoted market price of the Company’s class A shares at the grant date.
2011 Equity Incentive Plan (continued)

The Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards. The Company recognized stock-based compensation expense related to this award in the amount of $327, $1,564 and $1,884 during fiscal years 2021, 2020 and 2019, respectively. Stock-based compensation expense is included within “General and administrative expenses” in the consolidated statements of income.

Restricted Share Units

The following table summarizes the activity of restricted share units during fiscal years 2021, 2020 and 2019:

	Units	Weighted-average grant-date fair value
Outstanding at December 31, 2018	1,605,049	7.41
2019 annual grant	35,000	8.00
Partial vesting of 2014 grant	(38,222)	8.58
Partial vesting of 2015 grant	(115,634)	6.33
Partial vesting of 2016 grant	(134,501)	4.70
Partial vesting of 2017 grant	(174,232)	9.20
Forfeitures	(239,621)	7.74
Outstanding at December 31, 2019	937,839	7.50
Partial vesting of 2015 grants	(101,928)	6.33
Partial vesting of 2016 grants	(114,045)	4.70
Partial vesting of 2017 grants	(67,606)	9.20
Partial vesting of 2018 grants	(163,695)	8.50
Vesting of 2019 grant	(35,000)	8.00
Forfeitures	(4,367)	7.75
Outstanding at December 31, 2020	451,198	7.80
Partial vesting of 2016 grants	(110,213)	4.70
Partial vesting of 2017 grants	(62,742)	9.20
Partial vesting of 2018 grants	(79,673)	8.50
Forfeitures	(11,774)	8.69
Outstanding at December 31, 2021	186,796	8.70
Exercisable at December 31, 2021	—	—

The total fair value of restricted share units vested during 2021, 2020 and 2019 was $1,773, $3,475 and $3,295, respectively. As of December 31, 2021 the Company issued 251,623 Class A shares. Therefore, accumulated recorded compensation expense totaling $1,766 was reclassified from “Additional paid-in capital” to “Common Stock” upon issuance. As of December 31, 2021, there were 17,242 Class A shares, amounting to $120 pending of issuance in connection with previous partial vesting.
2011 Equity Incentive Plan (continued)

Restricted Share Units (continued)

The following table provides a summary of outstanding restricted share units at December 31, 2021:

Number of units outstanding (i)	186,796
Weighted-average grant-date fair market value per unit	8.70
Total grant-date fair value	1,625
Weighted-average accumulated percentage of service	85.29%
Stock-based compensation recognized in Additional paid-in capital	1,386
Compensation expense not yet recognized (ii)	239

(i)Related to awards that will vest between fiscal years 2022 and 2023.
(ii)Expected to be recognized in a weighted-average period of 0.3 years.

Phantom RSU Award

In May 2019, the Company implemented a new long-term incentive plan (called Phantom RSU Award) to reward employees giving them the opportunity to share the success of the Company in the creation of value for its shareholders. In accordance with this plan, the Company granted units (called “Phantom RSU”) to certain employees, pursuant to which they are entitled to receive, when vested, a cash payment equal to the closing price of one Class A share on the respective day in which this benefit is due and the corresponding dividends per-share (if any) formally declared and paid during the service period. However, in the event of death, disability or retirement of the employee, any unvested portion of the annual award will be fully vested.

During 2019, the Company granted awards with different vesting periods: 465,202 units which vest over a requisite service period of five years as follows: 40% at the second anniversary of the date of grant and 20% at each of the following three years and 1,207,455 units which vest 100% at the fifth anniversary from the date of grant.

During 2020, the Company granted 65,440 units that vested 100% at May 2021.

During 2021, the Company granted awards with different vesting periods: 874,294 units which vest 100% at the third anniversary from the grant date; and 44,093 units which vest 100% at April 2022.

The Company recognizes compensation expense related to these benefits on a straight-line basis over the requisite service period. As a consequence, when the award includes multiple vesting periods, it is considered as multiple awards.

The total compensation expense as of December 31, 2021, 2020 and 2019, amounts to $3,452, $1,232 and $2,102 respectively, which has been recorded under “General and administrative expenses” within the consolidated statement of income. The accrued liability is remeasured at the end of each reporting period until settlement.
Phantom RSU Award (continued)

The following table summarizes the activity under the plan as of December 31, 2021:

Units
Grant 2019	1,672,657
Forfeitures	(10,837)
Outstanding at December 31, 2019	1,661,820
Grant 2020	65,440
Partial vesting and settlement of 2019 Grant (i)	(5,162)
Forfeitures	(31,614)
Outstanding at December 31, 2020	1,690,484
Grant 2021	918,387
Partial vesting and settlement of 2019 Grant (ii)	(173,916)
Vesting of 2020 grant (iii)	(65,440)
Forfeitures	(329,027)
Outstanding at December 31, 2021	2,040,488

(i) Amounting to $18
(ii) Amounting to $1,104
(iii) Amounting to $416

Total Non-vested (i)
Number of units outstanding	2,040,488
Current share price	5.83
Total fair value of the plan	11,896
Weighted-average accumulated percentage of service	44.12%
Accrued liability (ii)	5,248
Compensation expense not yet recognized (iii)	6,648
(i)Related to awards that will vest between April 2022 and May 2024.
(ii)Presented within “Accrued payroll and other liabilities” in the Company’s current and non-current liabilities balance sheet.
(iii)Expected to be recognized in a weighted-average period of 2.31 years.

The Company recognized $75, $(244) and $(422) of related income tax benefit/(expense) for the share-based compensation plans during fiscal years 2021, 2020 and 2019, respectively.